Restricted Short-Term Bank Deposits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Restricted Short-Term Bank Deposits (Details) [Line Items]
Deposit amount	$ 70
Bear interest at an average annual rate of prime	1.59%
Eco Wave Power Ltd. [Member]
Restricted Short-Term Bank Deposits (Details) [Line Items]
Deposit amount	$ 68